CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/ (LOSS) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue from operations
Genetic testing services	$ 189,254	$ 518,506	$ 824,586
Less: cost of sales	(300,088)	(492,417)	(743,060)
Gross profit from operations	(110,834)	26,089	81,526
Other revenue			300,548
Selling and marketing expenses	(1,066,404)	(2,721,474)	(3,186,497)
General and administrative expenses	(3,015,818)	(3,109,530)	(3,429,357)
Licensing, patent and legal costs			(103,581)
Laboratory, research and development costs	(2,210,498)	(2,366,334)	(2,584,752)
Finance costs	(28,843)	(31,995)	(28,889)
Foreign exchange gains reclassified on liquidation of subsidiary	527,049
Impairment of intangible assets expenses		(544,694)
Non-operating income and expenses	441,476	344,112	492,037
Profit/(loss) from operations before income tax	(5,463,872)	(8,403,826)	(8,458,965)
Profit/(loss) for the year	(5,463,872)	(8,403,826)	(8,458,965)
Other comprehensive income/(loss)
Exchange gains/(losses) on translation of controlled foreign operations	(522,966)	(130,655)	1,307,219
Other comprehensive income/(loss) for the year, net of tax	(522,966)	(130,655)	1,307,219
Total comprehensive profit/(loss) for the year	(5,986,838)	(8,534,481)	(7,151,746)
Profit/(loss) for the year is attributable to:
Owners of Genetic Technologies Limited	(5,463,872)	(8,403,826)	(8,458,965)
Profit/(loss) for the year	(5,463,872)	(8,403,826)	(8,458,965)
Total comprehensive profit/(loss) for the year is attributable to:
Owners of Genetic Technologies Limited	(5,986,838)	(8,534,481)	(7,151,746)
Total comprehensive profit/(loss) for the year	$ (5,986,838)	$ (8,534,481)	$ (7,151,746)
Earnings/(loss) per share (cents per share)
Basic and diluted net profit/(loss) per ordinary share	$ (0.22)	$ (0.40)	$ (0.49)
Weighted-average shares outstanding	2,435,282,724	2,121,638,888	1,715,214,158